RECLAMATION PROVISION	12 Months Ended
Dec. 31, 2021
Reclamation
RECLAMATION PROVISION
RECLAMATION PROVISION

12.RECLAMATION PROVISION

Agnico Eagle’s reclamation provision includes both asset retirement obligations and environmental remediation liabilities. Reclamation provision estimates are based on current legislation, third party estimates, management’s estimates and feasibility study calculations. Assumptions based on current economic conditions, which the Company believes are reasonable, have been used to estimate the reclamation provision. However, actual reclamation costs will ultimately depend on future economic conditions and costs for the necessary reclamation work. Changes in reclamation provision estimates during the period reflect changes in cash flow estimates as well as assumptions including discount and inflation rates.The discount rates used in the calculation of the reclamation provision at December 31, 2021 ranged between 0.36% and 1.56% (2020 – between – 0.10% and 0.92%).

The following table reconciles the beginning and ending carrying amounts of the Company’s asset retirement obligations. The settlement of the obligation is estimated to occur through to 2063.

	As at	As at
	December 31,	December 31,
	2021	2020
Asset retirement obligations - non-current, beginning of year	$635,648	$419,417
Asset retirement obligations - current, beginning of year	11,320	9,377
Current year additions and changes in estimate, net(i)	72,181	198,843
Current year accretion	6,554	3,502
Liabilities settled	(3,213)	(1,892)
Foreign exchange revaluation	(10,985)	17,721
Reclassification from non-current to current, end of year	(4,547)	(11,320)
Asset retirement obligations - non-current, end of year	$706,958	$635,648

Note:

(i)	Current year additions include $48.9 million related to the acquisition of TMAC.

The following table reconciles the beginning and ending carrying amounts of the Company’s environmental remediation liability. The settlement of the obligation is estimated to occur through to 2032.

	As at	As at
	December 31,	December 31,
	2021	2020
Environmental remediation liability - non-current, beginning of year	$16,135	$7,929
Environmental remediation liability - current, beginning of year	3,950	3,078
Current year additions and changes in estimate, net	1,048	10,480
Liabilities settled	(2,816)	(1,539)
Foreign exchange revaluation	174	137
Reclassification from non-current to current, end of year	(3,000)	(3,950)
Environmental remediation liability - non-current, end of year	$15,491	$16,135